Annual Total Returns - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2025
Fidelity Advisor New Markets Income Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Dec. 04, 2018
Fidelity Advisor New Markets Income Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Dec. 04, 2018
Fidelity Advisor New Markets Income Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Dec. 04, 2018
Fidelity Advisor New Markets Income Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Dec. 04, 2018
Fidelity Advisor New Markets Income Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Dec. 04, 2018
Annual Return 2019	10.56%
Annual Return 2020	4.19%
Annual Return 2021	(2.09%)
Annual Return 2022	(15.30%)
Annual Return 2023	13.61%
Annual Return 2024	6.47%